Notes Payable, net (Details) - Schedule of notes payable, net - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Sep. 14, 2020	Jun. 24, 2020	Dec. 31, 2019	Dec. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 119,270,845	$ 116,957,539				$ 224,367,493
Discount	(16,839,058)	(18,058,172)				(59,444,779)
Net	102,431,787	98,899,367				164,922,714
TIF loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	9,654,000	9,654,000				9,847,000
Discount	(1,653,137)	(1,666,725)				(1,721,761)
Net	$ 8,000,863	7,987,275				8,125,239
Interest Rate	5.20%
Maturity Date	Jul. 31, 2048
Series A Cumulative Redeemable Preferred Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 1,800,000	1,800,000
Discount
Net	$ 1,800,000	1,800,000
Interest Rate	7.00%
Maturity Date	Feb. 26, 2023
City of Canton Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 3,500,000	3,500,000
Discount	(7,392)	(7,681)
Net	$ 3,492,608	3,492,319
Interest Rate	5.00%
Maturity Date	Jul. 01, 2027
New Market/SCF [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 2,999,989	2,999,989
Discount
Net	$ 2,999,989	2,999,989
Interest Rate	4.00%						4.00%
Maturity Date	Dec. 30, 2024
Constellation EME [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 8,944,408	9,900,000
Discount
Net	$ 8,944,408	9,900,000
Interest Rate	6.05%
Maturity Date	Dec. 31, 2022
JKP Capital loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 6,953,831	6,953,831
Discount	(13,547)	(13,887)
Net	$ 6,940,284	6,939,944
Interest Rate	12.00%				12.00%
Maturity Date	Dec. 02, 2021
MKG DoubleTree Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 15,300,000	15,300,000
Discount	(354,204)	(443,435)
Net	$ 14,945,796	14,856,565
Interest Rate	5.00%			1.75%
Maturity Date	Mar. 31, 2022
Convertible PIPE Notes, plus PIK accrual [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 22,348,617	21,797,670
Discount	(13,028,557)	(13,475,202)
Net	$ 9,320,060	8,322,468
Interest Rate	10.00%
Maturity Date	Mar. 31, 2025
Canton Cooperative Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 2,670,000	2,670,000
Discount	(179,617)	(181,177)
Net	$ 2,490,383	2,488,823
Interest Rate	3.85%
Maturity Date	May 15, 2040
Aquarian Mortgage Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 40,000,000	40,000,000
Discount	(1,602,604)	(2,156,303)
Net	$ 38,397,396	37,843,697
Interest Rate	10.00%		10.00%
Maturity Date	Nov. 30, 2021
Constellation EME #2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 5,100,000
Discount
Net	$ 5,100,000
Interest Rate	5.93%
Maturity Date	Apr. 30, 2026
Syndicated unsecured term loan [MEmber]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		170,090				6,803,530
Discount						(2,838,067)
Net		170,090				3,965,463
Naming rights securitization loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		1,821,559				9,235,845
Discount		(113,762)				(566,096)
Net		1,707,797				$ 8,669,749
Paycheck protection plan loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		390,400
Discount
Net		$ 390,400